Report Of The Directors Financial Review Risk Report - Central scenario (Details) - Consensus central scenario	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	2.20%
UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	1.30%	110.00%
Unemployment rate, 5-year average	4.40%	430.00%
House price growth, 5-year average	0.80%	40.00%
Inflation, 5-year average	2.40%	310.00%
Central bank policy rate, 5-year average	4.10%	380.00%
UK | 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	0.30%	(80.00%)
Unemployment rate (%)	4.70%	440.00%
House prices (annual average growth rate, %)	(5.50%)	20.00%
Inflation (annual average growth rate, %)	3.20%	690.00%
Central bank policy rate (annual average, %)	5.00%	440.00%
UK | 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.20%	130.00%
Unemployment rate (%)	4.60%	460.00%
House prices (annual average growth rate, %)	0.10%	(380.00%)
Inflation (annual average growth rate, %)	2.20%	250.00%
Central bank policy rate (annual average, %)	4.30%	420.00%
UK | 2026
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.70%	170.00%
Unemployment rate (%)	4.30%	430.00%
House prices (annual average growth rate, %)	3.50%	70.00%
Inflation (annual average growth rate, %)	2.20%	210.00%
Central bank policy rate (annual average, %)	3.90%	370.00%
UK | 2027
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.60%	170.00%
Unemployment rate (%)	4.20%	410.00%
House prices (annual average growth rate, %)	3.00%	210.00%
Inflation (annual average growth rate, %)	2.30%	200.00%
Central bank policy rate (annual average, %)	3.80%	340.00%
UK | 2028
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.60%	170.00%
Unemployment rate (%)	4.20%	410.00%
House prices (annual average growth rate, %)	3.00%	270.00%
Inflation (annual average growth rate, %)	2.30%	200.00%
Central bank policy rate (annual average, %)	3.70%	310.00%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	1.40%	120.00%
Unemployment rate, 5-year average	7.10%	730.00%
House price growth, 5-year average	2.80%	280.00%
Inflation, 5-year average	2.00%	240.00%
Central bank policy rate, 5-year average	2.90%	250.00%
France | 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	0.80%	20.00%
Unemployment rate (%)	7.50%	760.00%
House prices (annual average growth rate, %)	(1.00%)	180.00%
Inflation (annual average growth rate, %)	2.70%	460.00%
Central bank policy rate (annual average, %)	3.60%	270.00%
France | 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.50%	160.00%
Unemployment rate (%)	7.30%	750.00%
House prices (annual average growth rate, %)	2.40%	200.00%
Inflation (annual average growth rate, %)	1.80%	200.00%
Central bank policy rate (annual average, %)	2.80%	270.00%
France | 2026
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.60%	150.00%
Unemployment rate (%)	7.00%	730.00%
House prices (annual average growth rate, %)	4.00%	310.00%
Inflation (annual average growth rate, %)	1.70%	180.00%
Central bank policy rate (annual average, %)	2.60%	240.00%
France | 2027
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.50%	140.00%
Unemployment rate (%)	6.80%	720.00%
House prices (annual average growth rate, %)	4.40%	350.00%
Inflation (annual average growth rate, %)	1.90%	170.00%
Central bank policy rate (annual average, %)	2.60%	230.00%
France | 2028
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.50%	140.00%
Unemployment rate (%)	6.80%	720.00%
House prices (annual average growth rate, %)	4.00%	360.00%
Inflation (annual average growth rate, %)	2.10%	170.00%
Central bank policy rate (annual average, %)	2.70%	230.00%